Stockholder's Equity (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance		$ 3,946.1	$ 4,026.0
Other comprehensive income (loss) before reclassifications, net of taxes		145.1
Net realized (gains) losses		9.4
Total provision (benefit) for income taxes		2.2
Total reclassifications from AOCI, net of taxes		(4.0)
Other comprehensive income (loss) after reclassifications		141.1
Adoption of new accounting standard			0.0
Stockholders' equity, ending balance	$ 3,946.1	4,026.0	4,564.5
Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	3,156.2	3,266.8		$ 3,578.2
Other comprehensive income (loss) before reclassifications, net of taxes	113.1			(502.3)
Net realized (gains) losses	3.1			57.9
Total provision (benefit) for income taxes	(0.5)			(16.8)
Total reclassifications from AOCI, net of taxes	1.0			31.0
Other comprehensive income (loss) after reclassifications	114.1			(471.3)
Stockholders' equity, ending balance	3,266.8			3,156.2
Interest rate swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		(6.6)
Interest rate swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	(0.6)			(4.6)
Foreign currency swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		(9.0)
Foreign currency swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	(1.0)			(5.5)
Net Unrealized Gains (Losses) on Available-for- sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance		0.0	137.6
Other comprehensive income (loss) before reclassifications, net of taxes		128.6	432.9
Net realized (gains) losses		13.8	(32.9)
Total provision (benefit) for income taxes		(4.8)	11.5
Total reclassifications from AOCI, net of taxes		9.0	(21.4)
Other comprehensive income (loss) after reclassifications		137.6	411.5
Adoption of new accounting standard			93.6
Stockholders' equity, ending balance	0.0	137.6	642.7
Other comprehensive income (loss) before reclassifications, tax		69.3	201.9
Net Unrealized Gains (Losses) on Available-for- sale Securities | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	521.7	635.0		1,127.8
Other comprehensive income (loss) before reclassifications, net of taxes	111.6			(641.2)
Net realized (gains) losses	2.6			54.0
Total provision (benefit) for income taxes	(0.9)			(18.9)
Total reclassifications from AOCI, net of taxes	1.7			35.1
Other comprehensive income (loss) after reclassifications	113.3			(606.1)
Stockholders' equity, ending balance	635.0			521.7
Other comprehensive income (loss) before reclassifications, tax	60.1			(345.3)
Net Unrealized Gains (Losses) on Available-for- sale Securities | Interest rate swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		0.0	0.0
Net Unrealized Gains (Losses) on Available-for- sale Securities | Interest rate swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	0.0			0.0
Net Unrealized Gains (Losses) on Available-for- sale Securities | Foreign currency swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		0.0	0.0
Net Unrealized Gains (Losses) on Available-for- sale Securities | Foreign currency swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	0.0			0.0
OTTI on Fixed Maturities not related to Credit Losses
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance		0.0	(0.2)
Other comprehensive income (loss) before reclassifications, net of taxes		(0.3)	(0.1)
Net realized (gains) losses		0.1	0.0
Total provision (benefit) for income taxes		0.0	0.0
Total reclassifications from AOCI, net of taxes		0.1	0.0
Other comprehensive income (loss) after reclassifications		(0.2)	(0.1)
Adoption of new accounting standard			0.0
Stockholders' equity, ending balance	0.0	(0.2)	(0.3)
Other comprehensive income (loss) before reclassifications, tax		(0.1)	0.0
OTTI on Fixed Maturities not related to Credit Losses | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	(17.7)	(17.7)		(13.5)
Other comprehensive income (loss) before reclassifications, net of taxes	0.0			(11.4)
Net realized (gains) losses	0.0			11.1
Total provision (benefit) for income taxes	0.0			(3.9)
Total reclassifications from AOCI, net of taxes	0.0			7.2
Other comprehensive income (loss) after reclassifications	0.0			(4.2)
Stockholders' equity, ending balance	(17.7)			(17.7)
Other comprehensive income (loss) before reclassifications, tax	0.0			(6.1)
OTTI on Fixed Maturities not related to Credit Losses | Interest rate swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		0.0	0.0
OTTI on Fixed Maturities not related to Credit Losses | Interest rate swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	0.0			0.0
OTTI on Fixed Maturities not related to Credit Losses | Foreign currency swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		0.0	0.0
OTTI on Fixed Maturities not related to Credit Losses | Foreign currency swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	0.0			0.0
Adjustment for DAC and VOBA
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance		0.0	(14.0)
Other comprehensive income (loss) before reclassifications, net of taxes		(11.5)	(52.7)
Net realized (gains) losses		(3.7)	16.6
Total provision (benefit) for income taxes		1.2	(5.8)
Total reclassifications from AOCI, net of taxes		(2.5)	10.8
Other comprehensive income (loss) after reclassifications		(14.0)	(41.9)
Adoption of new accounting standard			(7.7)
Stockholders' equity, ending balance	0.0	(14.0)	(63.6)
Other comprehensive income (loss) before reclassifications, tax		(6.3)	(22.8)
Adjustment for DAC and VOBA | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	(28.1)	(52.5)		(131.4)
Other comprehensive income (loss) before reclassifications, net of taxes	(24.7)			108.0
Net realized (gains) losses	0.5			(7.2)
Total provision (benefit) for income taxes	(0.2)			2.5
Total reclassifications from AOCI, net of taxes	0.3			(4.7)
Other comprehensive income (loss) after reclassifications	(24.4)			103.3
Stockholders' equity, ending balance	(52.5)			(28.1)
Other comprehensive income (loss) before reclassifications, tax	(13.3)			58.2
Adjustment for DAC and VOBA | Interest rate swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		0.0	0.0
Adjustment for DAC and VOBA | Interest rate swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	0.0			0.0
Adjustment for DAC and VOBA | Foreign currency swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		0.0	0.0
Adjustment for DAC and VOBA | Foreign currency swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	0.0			0.0
Net Gains (Losses) on Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance		0.0	17.7
Other comprehensive income (loss) before reclassifications, net of taxes		28.3	(44.5)
Net realized (gains) losses		(0.8)	7.8
Total provision (benefit) for income taxes		5.8	(1.8)
Total reclassifications from AOCI, net of taxes		(10.6)	3.4
Other comprehensive income (loss) after reclassifications		17.7	(41.1)
Adoption of new accounting standard			(4.3)
Stockholders' equity, ending balance	0.0	17.7	(27.7)
Other comprehensive income (loss) before reclassifications, tax		15.3	(23.0)
Net Gains (Losses) on Cash Flow Hedges | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	42.2	67.4		6.5
Other comprehensive income (loss) before reclassifications, net of taxes	26.2			42.3
Net realized (gains) losses	0.0			0.0
Total provision (benefit) for income taxes	0.6			3.5
Total reclassifications from AOCI, net of taxes	(1.0)			(6.6)
Other comprehensive income (loss) after reclassifications	25.2			35.7
Stockholders' equity, ending balance	67.4			42.2
Other comprehensive income (loss) before reclassifications, tax	14.2			22.8
Net Gains (Losses) on Cash Flow Hedges | Interest rate swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		(6.6)	0.1
Net Gains (Losses) on Cash Flow Hedges | Interest rate swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	(0.6)			(4.6)
Net Gains (Losses) on Cash Flow Hedges | Foreign currency swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income		(9.0)	(2.7)
Net Gains (Losses) on Cash Flow Hedges | Foreign currency swaps | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income	(1.0)			(5.5)
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance		0.0	141.1
Other comprehensive income (loss) before reclassifications, net of taxes			335.6
Net realized (gains) losses			(8.5)
Total provision (benefit) for income taxes			3.9
Total reclassifications from AOCI, net of taxes			(7.2)
Other comprehensive income (loss) after reclassifications			328.4
Adoption of new accounting standard			81.6
Stockholders' equity, ending balance	0.0	141.1	551.1
Other comprehensive income (loss) before reclassifications, tax		78.2	156.1
Accumulated Other Comprehensive Income | Predecessor Company
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	518.1	$ 632.2		989.4
Stockholders' equity, ending balance	632.2			518.1
Other comprehensive income (loss) before reclassifications, tax	$ 61.0			$ (270.4)
Accumulated Other Comprehensive Income | Interest rate swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income			0.1
Accumulated Other Comprehensive Income | Foreign currency swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications recorded in net investment income			$ (2.7)